SCHEDULE OF THREE-LEVEL MATRIX (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 4,255	$ 2,024
Government institutions [member]
IfrsStatementLineItems [Line Items]
Total		663
Institutions customers [member]
IfrsStatementLineItems [Line Items]
Total	1,658	1,361
Supermarket Chains [Member]
IfrsStatementLineItems [Line Items]
Total	1,376
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,221